Client deposits (Tables)	12 Months Ended
Dec. 31, 2021
Client Deposits
Balance of Customer deposits

The breakdown, by classification and type, of the balance of “Customer deposits” is as follows:

Thousand of reais	2021	2020	2019

Classification:
Financial liabilities at amortized cost	468,961,069	445,813,972	336,514,597
Total	468,961,069	445,813,972	336,514,597

Type:
Demand deposits
Current accounts (1)	41,742,247	35,550,105	28,231,479
Savings accounts	65,248,913	62,210,443	49,039,857
Time deposits	280,955,456	269,929,085	200,739,544
Repurchase agreements	81,014,453	78,124,340	58,503,717
Of which:
Backed operations with Private Securities (2)	20,103,099	14,944,250	9,506,255
Backed operations with Government Securities	60,911,354	63,180,090	48,997,462
Total	468,961,069	445,813,972	336,514,597
(1)	Non-interest bearing accounts.
(2)	Refers primarily to repurchase agreements backed by own-issued debentures.